Average Annual Total Returns{- Fidelity Freedom® 2005 Fund} - 03.31 Fidelity Freedom Funds Retail Combo PRO-16 - Fidelity Freedom® 2005 Fund	Fidelity Freedom 2005 Fund - Retail Class Return Before Taxes Past 1 year	Fidelity Freedom 2005 Fund - Retail Class Return Before Taxes Past 5 years	Fidelity Freedom 2005 Fund - Retail Class Return Before Taxes Past 10 years	Fidelity Freedom 2005 Fund - Retail Class After Taxes on Distributions Past 1 year	Fidelity Freedom 2005 Fund - Retail Class After Taxes on Distributions Past 5 years	Fidelity Freedom 2005 Fund - Retail Class After Taxes on Distributions Past 10 years	Fidelity Freedom 2005 Fund - Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom 2005 Fund - Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Freedom 2005 Fund - Retail Class After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	F0556 Past 1 year	F0556 Past 5 years	F0556 Past 10 years
Total	3.92%	6.62%	5.97%	1.72%	5.01%	4.67%	3.15%	4.73%	4.33%	(1.54%)	3.57%	2.90%	3.80%	6.56%	5.98%